Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Principal accounting policies
Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives

Intangible assets mainly consist of trademark, customer relationships, non-compete agreement, operating rights, software, domain names, technology, licenses and others. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Trademark	6 - 10 years
Customer relationships	3-5 years
Licenses	15 years
Non-compete agreement	1 year
Operating rights	Shorter of the economic life or contract terms
Software	1-10 years
Domain names	10-15 years
Technology	5 - 6 years
Others	Shorter of the economic life or contract terms

Schedule of undiscounted cash flows to the operating lease liabilities recognized

(ii) Lease liabilities (continued)

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

Office rental
US$

2024	11,440
2025	11,219
2026	7,770
2027 and after	2,371
Total undiscounted cash flows	32,800
Less: imputed interest	(1,990)
Present value of lease liabilities	30,810